As filed with the Securities and Exchange Commission on or about September 8,
                                      1999

                                         Securities Act Registration No. 2-99439
                                Investment Company Act Registration No. 811-4374

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington D.C.   20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [   ]
     Pre-Effective Amendment No.                            [   ]
     Post-Effective Amendment No.   21                      [ X ]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [   ]
     Amendment No.   22                                             [ X ]
                        (Check appropriate box or boxes)

                         STRONG MONEY MARKET FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                        53051
(Address of Principal Executive Offices)                            (Zip Code)
      Registrant's Telephone Number, including Area Code:  (414) 359-3400

                             Stephen J. Shenkenberg
                        Strong Capital Management, Inc.
                              100 Heritage Reserve
                       Menomonee Falls, Wisconsin  53051
                    (Name and Address of Agent for Service)



     It is proposed that this filing will become effective (check appropriate box).

          [ X ] immediately upon filing pursuant to paragraph (b) of Rule 485
          [   ] on (date) pursuant to paragraph (b) of Rule 485
          [   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [   ] on (date) pursuant to paragraph (a)(1) of Rule 485
          [   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
          [   ] on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

          [   ]     this post-effective amendment designates a new effective
date for a previously filed post-effective amendment.

     This Post-Effective Amendment to the Registration Statement updates the exhibit index of the Strong Money Market Fund, Inc.


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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 21 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 7th day of September, 1999.

                         STRONG MONEY MARKET FUND, INC.
                         (Registrant)


                         By:  /S/ STEPHEN J. SHENKENBERG
                              Stephen J. Shenkenberg, Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

             NAME                             TITLE                       DATE
-----------------------------  ----------------------------------  -----------------


                               Chairman of the Board (Principal
/s/ Richard S. Strong          Executive Officer) and a Director   September 7, 1999
-----------------------------
Richard S. Strong


                               Treasurer (Principal Financial and
/s/ John W. Widmer             Accounting Officer)                 September 7, 1999
-----------------------------
John W. Widmer



                               Director                            September 7, 1999
-----------------------------
Marvin E. Nevins*



                               Director                            September 7, 1999
-----------------------------
Willie D. Davis*



                               Director                            September 7, 1999
-----------------------------
William F. Vogt*



                               Director                            September 7, 1999
-----------------------------
Stanley Kritzik*

* John S. Weitzer signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A.


                         By:  /S/ JOHN S. WEITZER
                              John S. Weitzer


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

                                 EXHIBIT INDEX

                                            EDGAR
EXHIBIT NO.            EXHIBIT           EXHIBIT NO.
-----------  --------------------------

(n)          Rule 18f-3 Plan             EX-99.n














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